                           COLUMBIA FUNDS SERIES TRUST
                        COLUMBIA ASSET ALLOCATION FUND II
              COLUMBIA CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND
                     COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES
                             COLUMBIA CASH RESERVES
                      COLUMBIA CONVERTIBLE SECURITIES FUND
                COLUMBIA GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
                           COLUMBIA GLOBAL VALUE FUND
                          COLUMBIA GOVERNMENT RESERVES
                            COLUMBIA HIGH INCOME FUND
                        COLUMBIA INTERNATIONAL VALUE FUND
                          COLUMBIA LARGE CAP CORE FUND
                      COLUMBIA LARGE CAP ENHANCED CORE FUND
                          COLUMBIA LARGE CAP INDEX FUND
                          COLUMBIA LARGE CAP VALUE FUND
                   COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO
                       COLUMBIA LIFEGOAL GROWTH PORTFOLIO
                       COLUMBIA LIFEGOAL INCOME PORTFOLIO
                  COLUMBIA LIFEGOAL INCOME AND GROWTH PORTFOLIO
                     COLUMBIA MARSICO FOCUSED EQUITIES FUND
                          COLUMBIA MARSICO GROWTH FUND
                COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND
                       COLUMBIA MARSICO 21ST CENTURY FUND
               COLUMBIA MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
                    COLUMBIA MASTERS GLOBAL EQUITY PORTFOLIO
                       COLUMBIA MASTERS HERITAGE PORTFOLIO
                 COLUMBIA MASTERS INTERNATIONAL EQUITY PORTFOLIO
                           COLUMBIA MID CAP INDEX FUND
                           COLUMBIA MID CAP VALUE FUND
                         COLUMBIA MONEY MARKET RESERVES
                COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY FUND
                           COLUMBIA MUNICIPAL RESERVES
                      COLUMBIA NEW YORK TAX-EXEMPT RESERVES
            COLUMBIA NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                          COLUMBIA SHORT TERM BOND FUND
                     COLUMBIA SHORT TERM MUNICIPAL BOND FUND
                        COLUMBIA SMALL CAP GROWTH FUND II
                          COLUMBIA SMALL CAP INDEX FUND
                        COLUMBIA SMALL CAP VALUE FUND II
            COLUMBIA SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                          COLUMBIA TAX-EXEMPT RESERVES
                         COLUMBIA TOTAL RETURN BOND FUND
                           COLUMBIA TREASURY RESERVES
               COLUMBIA VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                   (THE FUNDS)

SUPPLEMENT DATED DECEMBER 28, 2006 TO PROSPECTUSES FOR CLASS A, CLASS C AND CLASS Z SHARES DATED AUGUST 1, 2006, AS SUPPLEMENTED SEPTEMBER 29, 2006

SUPPLEMENT DATED DECEMBER 28, 2006 TO PROSPECTUSES FOR CLASS R SHARES DATED AUGUST 1, 2006

1. Effective immediately, the prospectuses for the Class A shares, excluding Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Government

     Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves and Columbia Treasury Reserves (the "Money Market Funds") and Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund (the "Index Funds"), are hereby supplemented as follows:

          Under the heading WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE OR REDEMPTION FEE - FRONT-END SALES CHARGES, add the following bullet to the list in response to the question "WHAT ACCOUNTS ARE ELIGIBLE FOR BREAKPOINT DISCOUNTS?":

               -    certain health savings accounts

          In response to the question "HOW CAN I OBTAIN MORE INFORMATION ABOUT BREAKPOINT DISCOUNTS?" add the following to the list under "The following plans can buy Class A shares without paying a front-end sales charge:"

               - health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates

2. Effective immediately, the prospectuses for the Class A shares and the Class C shares, excluding the Money Market Funds and the Index Funds, are hereby supplemented as follows:

          Under the heading WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE OR REDEMPTION FEE - CONTINGENT DEFERRED SALES CHARGES, add the following above RETURN OF COMMISSION:

               HEATH SAVINGS ACCOUNTS: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

3. Effective immediately, the prospectuses for Class A shares and Class C shares are hereby supplemented as follows:

          Under the heading BUYING, SELLING AND EXCHANGING SHARES, in the table under the column "How much you can buy, sell or exchange" in the row entitled "Buying shares" the third bullet under MINIMUM INITIAL INVESTMENT is replaced with the following:

               - no minimum for omnibus accounts, wrap accounts or health savings accounts

          Under the heading BUYING, SELLING AND EXCHANGING SHARES, in the section BUYING SHARES, the second paragraph under the heading MINIMUM INITIAL INVESTMENT is deleted and replaced with the following:

               There is no minimum initial investment for omnibus accounts, wrap accounts or health savings accounts.

4. Effective immediately, the prospectus for the Class C shares of the Money Market Funds is hereby supplemented as follows:

          In the section CHOOSING A SHARE CLASS, under the heading ABOUT CLASS C SHARES - WHEN YOU MIGHT NOT HAVE TO PAY A CDSC, add the following above RETURN OF COMMISSION:

               HEATH SAVINGS ACCOUNTS: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

5. Effective immediately, the prospectuses for the Class R shares, excluding the Index Funds, are hereby supplemented as follows:

          In the section CHOOSING A SHARE CLASS, under the heading ABOUT CLASS R SHARES - ELIGIBLE INVESTORS, replace the first sentence with the following:

               Class R shares are available to certain eligible investors and must be purchased through eligible retirement plans or eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

          In the section CHOOSING A SHARE CLASS, under the heading ABOUT CLASS R SHARES - ELIGIBLE INVESTORS, for prospectuses that include such section and heading, add the following bullet to the list of eligible investors:

               -    health savings accounts

          Under the heading BUYING, SELLING AND EXCHANGING SHARES, replace the second paragraph with the following:

               You can invest in Class R shares of the Funds through your eligible retirement plan or health savings account. Please contact your retirement plan or health savings account administrator directly for more information.

          Under the heading BUYING, SELLING AND EXCHANGING SHARES, in the table under the column "Other things to know" in the row entitled "Buying shares" the second paragraph is replaced with the following:

               Class R shares may only be purchased through eligible retirement plan accounts or health savings accounts.

6. Effective immediately, the prospectus for the Class R shares of the Index Funds is hereby supplemented as follows:

          Under the heading BUYING, SELLING AND EXCHANGING SHARES, replace the second paragraph with the following:

               You can invest in Class R shares of the Columbia Large Cap Enhanced Core Fund through your eligible retirement plan or health savings account. Please contact your retirement plan or health savings account administrator directly for more information.

          Under the heading BUYING, SELLING AND EXCHANGING SHARES, add the following bullet to the bulleted list:

               - health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates

          Under the heading BUYING, SELLING AND EXCHANGING SHARES, in the table under the column "Other things to know" in the row entitled "Buying shares" the second paragraph is replaced with the following:

               Class R shares may only be purchased through eligible retirement plan accounts or health savings accounts.

7. Effective immediately, the prospectuses for the Class Z shares are hereby supplemented as follows:

          Under the heading BUYING, SELLING AND EXCHANGING SHARES, in the section entitled NO MINIMUM INITIAL INVESTMENT, add the following bullet:

               - Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates.

                           COLUMBIA FUNDS SERIES TRUST
                        COLUMBIA ASSET ALLOCATION FUND II
              COLUMBIA CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND
                     COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES
                             COLUMBIA CASH RESERVES
                      COLUMBIA CONVERTIBLE SECURITIES FUND
                COLUMBIA GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
                           COLUMBIA GLOBAL VALUE FUND
                          COLUMBIA GOVERNMENT RESERVES
                            COLUMBIA HIGH INCOME FUND
                        COLUMBIA INTERNATIONAL VALUE FUND
                          COLUMBIA LARGE CAP CORE FUND
                      COLUMBIA LARGE CAP ENHANCED CORE FUND
                          COLUMBIA LARGE CAP INDEX FUND
                          COLUMBIA LARGE CAP VALUE FUND
                   COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO
                       COLUMBIA LIFEGOAL GROWTH PORTFOLIO
                       COLUMBIA LIFEGOAL INCOME PORTFOLIO
                  COLUMBIA LIFEGOAL INCOME AND GROWTH PORTFOLIO
                     COLUMBIA MARSICO FOCUSED EQUITIES FUND
                          COLUMBIA MARSICO GROWTH FUND
                COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND
                       COLUMBIA MARSICO 21ST CENTURY FUND
               COLUMBIA MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
                    COLUMBIA MASTERS GLOBAL EQUITY PORTFOLIO
                       COLUMBIA MASTERS HERITAGE PORTFOLIO
                 COLUMBIA MASTERS INTERNATIONAL EQUITY PORTFOLIO
                           COLUMBIA MID CAP INDEX FUND
                           COLUMBIA MID CAP VALUE FUND
                         COLUMBIA MONEY MARKET RESERVES
                COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY FUND
                           COLUMBIA MUNICIPAL RESERVES
                      COLUMBIA NEW YORK TAX-EXEMPT RESERVES
            COLUMBIA NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                          COLUMBIA SHORT TERM BOND FUND
                     COLUMBIA SHORT TERM MUNICIPAL BOND FUND
                        COLUMBIA SMALL CAP GROWTH FUND II
                          COLUMBIA SMALL CAP INDEX FUND
                          COLUMBIA SMALL CAP VALUE FUND
            COLUMBIA SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                          COLUMBIA TAX-EXEMPT RESERVES
                         COLUMBIA TOTAL RETURN BOND FUND
                           COLUMBIA TREASURY RESERVES
               COLUMBIA VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                   (THE FUNDS)

 SUPPLEMENT DATED DECEMBER 28, 2006 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                                 AUGUST 1, 2006

Effective immediately, the Statement of Additional Information is hereby supplemented as follows:

In the section PURCHASE, REDEMPTION AND PRICING OF SHARES under the heading CONTINGENT DEFERRED SALES CHARGE, add the following before the paragraph entitled RETURN OF COMMISSION:

     HEALTH SAVINGS ACCOUNTS: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.


INT-50/116200-1206